TRANSACTIONS - Gain on sale of the Mountain Lake property (Details) - CAD ($)		12 Months Ended
	Feb. 14, 2025	Dec. 31, 2025	May 15, 2025
TRANSACTIONS
Common shares received	$ 8,625,000		$ 2,800,000
Deferred Future Fuels Shares received	2,250,000
Royalty assets received	1,936,944
Disposal costs incurred	(41,903)
Net proceeds	12,770,041
Net assets sold	151,010	$ 151,010
Gain on sale of Mountain Lake property	$ 12,619,031